Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Jul. 31, 2019	Jul. 31, 2018
Operating Activities
Net loss	$ (1,553,917)	$ (47,812)	$ (5,617,459)	$ (114,416)	$ (1,843,894)	$ (129,080)
Imputed interest			94,833	0	22,009
Inventory impairment			306,450	0
Depreciation expense	21,459	(0)	55,923	(0)
Amortization of discount on note payable			365,412	0
Share based compensation			2,421,000	0	1,522,500	0
Changes in operating assets and liabilities:
Prepaid expenses			0	0	460	(460)
Accrued interest payable			21,240	0	510	0
Inventory					306,450	0
Accounts payable and accrued liabilities			435,473	48,013	51,687	64,999
Accounts payable - related party			237,083	0
Deferred revenue			15,973	0
Due to related parties			0	66,459	0	61,924
Net Cash Provided By (Used In) Operating Activities			(1,664,071)	56	(556,178)	(2,617)
Investing Activities
Cash paid for purchase of fixed assets			(118,586)	0	(145,138)
Net Cash Provided by (Used In) Investing Activities			(118,586)	0	(245,138)	0
Financing Activities
Proceeds from Discounted Note Payable			585,000	0
Payments on Discounted Note Payable			(250,000)	0
Proceeds from notes payable			297,638	0	155,250
Proceeds from SBA Loan Payable			444,850
Principle payments on Agreement Payable			(23,825)	0
Principle payments on Defaulted Loan Payable			(130,261)
Advances from related parties			1,084,239		646,187	61,924
Net Cash Provided by Financing Activities			2,007,641	0	801,437	61,924
Increase in cash			224,984	56	3,121	(2,617)
Cash and trust funds, Beginning of Period			3,253	132	132	2,749
Cash and trust funds, End of Period	$ 228,237	$ 188	228,237	188	3,253	132
Supplemental Disclosures:
Interest paid			397,944	0	0	$ 0
Income taxes paid			0	0	0
Non-Cash Transactions
Equipment financed through debt			183,031	0
Land acquired through debt			2,750,000	0
Deposit on acquisition of property			100,000	0	$ (100,000)
Shares issued for conversion of debt			50,000	0
Equipment purchased on accounts payable			46,423
Loan payable transferred to related party			0	18,750
Discount on warrants			$ 428,700	$ 0